Mairs & Power Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 62.3%	Shares	Value
Communication Services - 4.1%
Alphabet, Inc. - Class C	82,039	$19,980,598
Walt Disney Co.	81,000	9,274,500
		29,255,098

Consumer Discretionary - 3.0%
Amazon.com, Inc. (a)	60,000	13,174,200
Home Depot, Inc.	19,067	7,725,758
		20,899,958

Consumer Staples - 3.5%
Casey's General Stores, Inc.	16,000	9,045,120
Hershey Co.	13,000	2,431,650
Hormel Foods Corp.	232,474	5,751,407
Procter & Gamble Co.	37,000	5,685,050
Sysco Corp.	21,546	1,774,097
		24,687,324

Financials - 10.1%
American Express Co.	19,363	6,431,614
Ameriprise Financial, Inc.	16,000	7,860,000
Fiserv, Inc. (a)	100,357	12,939,028
JPMorgan Chase & Co.	51,109	16,121,312
US Bancorp/MN	91,768	4,435,148
Visa, Inc. - Class A	42,011	14,341,715
Wells Fargo & Co.	107,389	9,001,346
		71,130,163

Health Care - 10.7%
Abbott Laboratories	113,843	15,248,131
Bio-Techne Corp.	106,876	5,945,512
Eli Lilly & Co.	14,849	11,329,787
Johnson & Johnson	47,751	8,853,990
Medtronic PLC	135,000	12,857,400
Roche Holding AG - ADR	197,000	8,236,570
UnitedHealth Group, Inc.	38,726	13,372,088
		75,843,478

Industrials - 10.8%
3M Co.	6,527	1,012,860
Automatic Data Processing, Inc.	34,000	9,979,000
CH Robinson Worldwide, Inc.	37,000	4,898,800
Donaldson Co., Inc.	28,569	2,338,373
Fastenal Co.	260,000	12,750,400
Graco, Inc.	156,826	13,323,937
nVent Electric PLC	58,433	5,763,831
Rockwell Automation, Inc.	25,000	8,738,250
Tennant Co.	61,750	5,005,455
Toro Co.	160,623	12,239,472
		76,050,378

Information Technology - 11.3%
Entegris, Inc.	70,000	6,472,200
Littelfuse, Inc.	39,750	10,295,648
Microsoft Corp.	56,917	29,480,160
Motorola Solutions, Inc.	23,205	10,611,414
QUALCOMM, Inc.	26,532	4,413,864
Salesforce, Inc.	7,800	1,848,600
Texas Instruments, Inc.	89,000	16,351,970
		79,473,856

Materials - 5.1%
Ecolab, Inc.	61,273	16,780,224
HB Fuller Co.	126,525	7,500,402
Sherwin-Williams Co.	34,000	11,772,840
		36,053,466

Utilities - 3.7%
WEC Energy Group, Inc.	99,000	11,344,410
Xcel Energy, Inc.	184,700	14,896,055
		26,240,465
TOTAL COMMON STOCKS (Cost $236,781,164)		439,634,186

CORPORATE BONDS - 32.1%	Par	Value
Communication Services - 0.7%
AT&T, Inc., 6.45%, 06/15/2034	1,000,000	1,076,190
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,959,770
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,780,593
		4,816,553

Communications - 0.8%
Cox Communications, Inc., 4.80%, 02/01/2035 (b)	1,880,000	1,776,881
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	429,637
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,119,885
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	581,000	533,068
5.05%, 03/15/2042	800,000	638,500
		5,497,971

Consumer Discretionary - 3.6%
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,099,385
Block Financial LLC, 3.88%, 08/15/2030	1,000,000	963,892
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	955,602
5.85%, 08/01/2034	750,000	767,481
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,198,601
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	2,050,249
4.75%, 01/15/2043	1,000,000	796,972
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,592,722
General Motors Co.
4.20%, 10/01/2027	1,000,000	999,789
5.15%, 04/01/2038	1,000,000	957,618
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	521,233
Hasbro, Inc., 3.90%, 11/19/2029	2,000,000	1,949,193
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,230,339
Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	810,353
McDonald's Corp., 3.70%, 02/15/2042	1,000,000	821,252
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,928,704
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (b)	2,000,000	1,999,440
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	309,493	308,172
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	967,440
5.15%, 03/01/2043	1,100,000	920,210
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	658,296
		25,496,943

Consumer Staples - 0.9%
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	2,019,979
Land O' Lakes, Inc.
7.25%, Perpetual (b)	2,500,000	2,275,000
7.00%, Perpetual (b)	2,500,000	2,181,250
		6,476,229

Energy - 1.2%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,258,614
6.95%, 01/15/2038	1,000,000	1,126,649
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,224,409
Murphy Oil Corp., 5.88%, 12/01/2042 (c)	500,000	437,288
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	838,211
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,236,402
ONEOK, Inc., 6.00%, 06/15/2035	1,000,000	1,053,210
Sabal Trail Transmission LLC, 4.68%, 05/01/2038 (b)	1,000,000	935,758
		8,110,541

Financials - 11.0%
AmFam Holdings, Inc., 2.81%, 03/11/2031 (b)	1,540,000	1,339,044
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,193,740
Assurant, Inc.
3.70%, 02/22/2030	1,500,000	1,455,407
2.65%, 01/15/2032	1,000,000	878,624
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,022,491
4.00%, 08/15/2034	538,000	512,146
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,650,355
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,916,709
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032 (b)	1,000,000	883,145
Capital One Financial Corp.
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	3,000,000	3,085,137
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	2,075,855
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,134,370
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,000,000	1,879,822
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,399,647
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	492,497
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,077,311
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	1,650,000	1,738,718
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	1,003,827
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (b)	750,000	778,314
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,266,471
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,599,699
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	517,118
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,799,866
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,500,000	2,258,089
5.50%, 09/01/2035	1,000,000	1,012,506
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,510,740
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,961,321
4.13%, 12/15/2026	1,000,000	1,000,927
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	2,091,661
5.75%, 06/15/2035	1,000,000	1,026,264
M&T Bank Corp.
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	1,001,100
5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	2,000,000	2,049,291
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,980,721
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,545,860
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	652,011
Old Republic International Corp.
3.88%, 08/26/2026	790,000	787,313
5.75%, 03/28/2034	1,000,000	1,043,243
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034 (b)	470,000	501,874
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028 (b)	500,000	514,561
6.05%, 08/01/2028 (b)	500,000	522,289
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,888,282
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	441,444
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,560,211
Synchrony Financial
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,037,236
2.88%, 10/28/2031	1,000,000	886,213
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,133,952
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,724,900
Wells Fargo & Co.
4.10%, 06/03/2026	1,000,000	999,403
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	2,000,000	2,046,722
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,449,168
		77,327,615

Health Care - 1.5%
Bristol-Myers Squibb Co., 2.35%, 11/13/2040	1,500,000	1,054,210
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,312,977
2.70%, 08/21/2040	1,500,000	1,068,123
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	920,476
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,052,169
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	995,469
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	555,103
UnitedHealth Group, Inc., 6.50%, 06/15/2037	2,000,000	2,240,171
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,444,296
		10,642,994

Industrials - 3.4%
Ashtead Capital, Inc., 5.80%, 04/15/2034 (b)	1,000,000	1,048,558
Delta Air Lines, Inc., 5.25%, 07/10/2030	3,000,000	3,062,230
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,959,920
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,262,208
FedEx Corp., 4.10%, 04/15/2043	1,000,000	797,903
GATX Corp.
4.90%, 03/15/2033	1,000,000	1,006,354
5.45%, 09/15/2033	1,000,000	1,031,707
6.05%, 03/15/2034	500,000	535,920
6.90%, 05/01/2034	500,000	563,479
Hillenbrand, Inc., 3.75%, 03/01/2031	2,500,000	2,358,394
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,511,280
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,438,800
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,561,684
Quanta Services, Inc., 5.25%, 08/09/2034	1,000,000	1,026,258
Resideo Funding, Inc., 6.50%, 07/15/2032 (b)	1,000,000	1,026,000
Steelcase, Inc., 5.13%, 01/18/2029	1,375,000	1,373,350
Toro Co., 7.80%, 06/15/2027	500,000	530,108
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	927,087
		24,021,240

Information Technology - 3.0%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	740,135
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	886,816
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,812,608
5.50%, 06/01/2032	1,000,000	1,019,540
Broadcom, Inc., 4.93%, 05/15/2037 (b)	1,500,000	1,496,751
Entegris, Inc., 4.75%, 04/15/2029 (b)	3,000,000	2,977,850
Fortinet, Inc., 2.20%, 03/15/2031	1,500,000	1,337,124
HP, Inc.
2.65%, 06/17/2031	1,000,000	902,633
5.50%, 01/15/2033	2,000,000	2,072,754
Micron Technology, Inc.
5.88%, 02/09/2033	500,000	531,323
6.05%, 11/01/2035	500,000	534,755
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,527,556
5.50%, 09/01/2044	2,000,000	1,996,179
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,410,267
		21,246,291

Materials - 1.9%
Albemarle Corp.
5.05%, 06/01/2032	850,000	840,073
5.45%, 12/01/2044	325,000	293,799
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,093,299
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,487,394
4.00%, 07/01/2029	1,800,000	1,776,407
Celanese US Holdings LLC, 7.20%, 11/15/2033 (c)	2,000,000	2,078,352
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,030,274
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,654,487
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (b)	486,000	462,552
3.27%, 11/15/2040 (b)	1,000,000	762,739
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,068,797
		13,548,173

Technology - 0.8%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	1,025,035
Dell, Inc., 5.40%, 09/10/2040	1,000,000	983,974
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,945,178
		5,954,187

Utilities - 3.3%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	925,726
Ameren Corp., 5.38%, 03/15/2035	1,000,000	1,027,348
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	964,577
6.15%, 05/15/2034	2,000,000	2,141,034
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,075,539
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,226,034
Great River Energy, 7.23%, 07/01/2038 (b)	706,140	756,294
Interstate Power and Light Co.
6.30%, 05/01/2034	1,000,000	1,074,030
6.25%, 07/15/2039	2,000,000	2,167,411
ITC Holdings Corp., 5.40%, 06/01/2033 (b)	1,045,000	1,083,348
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,899,652
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,224,844
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	1,013,978
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,038,342
Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	395,117
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,174,485
4.00%, 01/15/2043	1,000,000	837,038
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,013,651
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,038,342
		23,076,790
TOTAL CORPORATE BONDS (Cost $229,420,237)		226,215,527

U.S. TREASURY SECURITIES - 2.4%	Par	Value
United States Treasury Note/Bond
0.75%, 03/31/2026	1,000,000	984,853
0.75%, 04/30/2026	1,000,000	982,556
1.13%, 10/31/2026	1,000,000	972,813
2.63%, 05/31/2027	3,000,000	2,951,074
1.25%, 06/30/2028	1,000,000	938,672
1.00%, 07/31/2028	1,000,000	930,078
1.25%, 09/30/2028	1,000,000	933,105
2.63%, 02/15/2029	2,000,000	1,935,859
1.38%, 11/15/2031	2,000,000	1,731,875
2.88%, 05/15/2032	2,000,000	1,880,977
4.25%, 05/15/2035	1,500,000	1,514,062
3.25%, 05/15/2042	1,000,000	839,961
TOTAL U.S. TREASURY SECURITIES (Cost $16,849,831)		16,595,885

MUNICIPAL BONDS - 1.8%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	705,943
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	850,957
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	426,881
Desert Community College District, 2.46%, 08/01/2040	300,000	227,553
Glendale Community College District, 2.11%, 08/01/2031	650,000	576,543
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	396,366
Iowa Finance Authority
5.24%, 01/01/2035	500,000	506,891
5.28%, 07/01/2035	600,000	608,651
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	661,587
Michigan State Housing Development Authority, 4.12%, 12/01/2030	500,000	501,070
Michigan State University, 4.50%, 08/15/2048	1,000,000	910,203
Minnesota Housing Finance Agency
5.41%, 07/01/2035	980,000	1,000,379
5.00%, 01/01/2036	400,000	397,527
5.05%, 07/01/2036	480,000	477,123
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	309,510
5.68%, 01/01/2036	630,000	650,030
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	796,896
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	410,352
Socorro Independent School District, 2.13%, 08/15/2031	500,000	444,844
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	404,435
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	604,125
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	743,002
TOTAL MUNICIPAL BONDS (Cost $14,353,062)		12,610,868

ASSET-BACKED SECURITIES - 0.5%	Par	Value
American Airlines Group, Inc.
3.60%, 09/22/2027	105,584	103,554
Series 2014-1, 3.70%, 10/01/2026	895,898	889,179
Series 2015-1, 3.38%, 05/01/2027	232,277	228,170
Series 2015-2, 4.00%, 09/22/2027	344,248	336,449
Series 2016-3B, 3.75%, 10/15/2025	337,124	337,111
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031 (b)	500,806	488,321
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,018,680	1,014,223
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	66,259	63,491
United Airlines, Inc., Series A, 4.00%, 04/11/2026	389,739	388,776
TOTAL ASSET-BACKED SECURITIES (Cost $3,868,561)		3,849,274

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)	4,586,377	4,586,377
TOTAL MONEY MARKET FUNDS (Cost $4,586,377)		4,586,377

TOTAL INVESTMENTS - 99.8% (Cost $505,859,232)		703,492,117
Other Assets in Excess of Liabilities - 0.2%		1,640,171
TOTAL NET ASSETS - 100.0%		$705,132,288
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $32,893,843 or 4.7% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Mairs & Power Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$439,634,186	$–	$–	$439,634,186
Corporate Bonds	–	226,215,527	–	226,215,527
U.S. Treasury Securities	–	16,595,885	–	16,595,885
Municipal Bonds	–	12,610,868	–	12,610,868
Asset-Backed Securities	–	3,849,274	–	3,849,274
Money Market Funds	4,586,377	–	–	4,586,377
Total Investments	$444,220,563	$259,271,554	$–	$703,492,117

Refer to the Schedule of Investments for further disaggregation of investment categories.